Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding Beginning Balance	10,307,636
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 10.37
Number of Warrants, Issued	16,628,062
Weighted-Average Exercise Price, Issued	$ 0.80
Number of Warrants, Expired	(162,363)
Weighted-Average Exercise Price, Expired	$ 44.97
Number of Warrants Outstanding Ending Balance	26,538,041	10,307,636
Weighted Average Exercise Price Outstanding, Ending Balance	$ 4.09	$ 10.37
Number of Warrants, Exercised
Weighted-Average Exercise Price, Exercised
Number of Warrants, Forfeited	(235,294)
Weighted-Average Exercise Price, Forfeited	$ 17.00
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding Beginning Balance	10,307,684	2,168,610
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 4.37	$ 21.97
Number of Warrants, Issued		6,197,597
Weighted-Average Exercise Price, Issued		$ 1.91
Number of Warrants, Assumed		2,764,569
Weighted-Average Exercise Price, Forfeited		$ 23.23
Number of Warrants, Expired		(823,092)
Weighted-Average Exercise Price, Expired		$ 20.52
Number of Warrants Outstanding Ending Balance		10,307,684
Weighted Average Exercise Price Outstanding, Ending Balance		$ 4.37